Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Assets and Liabilities and Statements of Operations of Discontinued Operation	ERROR: Could not retrieve Word content for note block ERROR: Could not retrieve Word content for note block
Trade Accounts Receivable, Net	ERROR: Could not retrieve Word content for note block
Inventory	ERROR: Could not retrieve Word content for note block
Debt	ERROR: Could not retrieve Word content for note block
Contractual Maturities of Long Term Debt	ERROR: Could not retrieve Word content for note block